Inventory	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Inventory Disclosure [Abstract]
Inventory

9. Inventory

Inventory consists of finished goods paper and paper-based products such as paper cups and food containers ready for sale and is stated at the lower of cost or market. We value our inventory using the weighted average costing method. Our Company’s policy is to include as a part of inventory any freight incurred to ship the product from our contract manufacturers to our warehouses. Outbound freights costs related to shipping costs to our customers are considered period costs and reflected in selling, general and administrative expenses. We regularly review inventory and consider forecasts of future demand, market conditions and product obsolescence.

If the estimated realizable value of our inventory is less than cost, we make provisions in order to reduce its carrying value to its estimated market value. On a consolidated basis, as of December 31, 2021 and June 30, 2021, the balance for the inventory totaled $643,920 and $441,582, respectively. $0 was reserved for obsolescent inventory for the period ended December 31, 2021, and $0 were reserved for obsolescent inventory for the year ended June 30, 2021.

Sugarmade, Inc. and Subsidiaries

Notes to Unaudited Condensed Consolidated Financial Statements

December 31, 2021

13. Inventory

Inventory consists of finished goods paper and paper-based products such as paper cups and food containers ready for sale and is stated at the lower of cost or market. We value our inventory using the weighted average costing method. Our Company’s policy is to include as a part of inventory any freight incurred to ship the product from our contract manufacturers to our warehouses. Outbound freights costs related to shipping costs to our customers are considered period costs and reflected in selling, general and administrative expenses. We regularly review inventory and consider forecasts of future demand, market conditions and product obsolescence.

If the estimated realizable value of our inventory is less than cost, we make provisions in order to reduce its carrying value to its estimated market value. On a consolidated basis, as of June 30, 2021 and 2020, the balance for the inventory totaled $441,582 and $679,471, respectively. $0 was reserved for obsolescent inventory for the year ended June 30, 2021, and $15,445 were reserved for obsolescent inventory for the year ended June 30, 2020.